EGA EMERGING GLOBAL SHARES TRUST

Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares India Infrastructure ETF
EGShares India Small Cap ETF
(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

The last sentence of the tenth paragraph under the heading “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – Investment Risks – Indian Securities”, is replaced with the following:

Any change in the provisions of this treaty in its applicability to the Subsidiary, any assertion that the Subsidiary is in violation of certain proposed anti-avoidance rules, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India, which could reduce the return to the Fund on its investments.

The disclosure under the heading “Mauritius Tax Status” is replaced in its entirety with the following:

Each of the EGShares India Infrastructure ETF and the EGShares India Small Cap ETF conducts its investment activities in India through its Subsidiary, which is a wholly owned subsidiary of the Fund.  Each Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes.  As a tax resident of Mauritius, each Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”).  In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003.  Each Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.  Each Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, each Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by a Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, a Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Subsidiary to the Fund are exempt from Mauritius tax. Provided that a Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by a Subsidiary is as follows:

(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.

(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty.  Absent the treaty the Indian tax  rate on short-term capital gains realized from sale of investments held for 12 months or less is 15%.  Legislative proposals have proposed to classify capital gains as short-term or long-term based on how long an investment is held from the end of the financial year in which it is acquired, effectively increasing the holding period to obtain long-term capital gain treatment.

(iii) Dividends from Indian companies are paid to a Subsidiary free of Indian tax.

(iv) Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius.  Accordingly, management believes that each Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Funds.  However, there can be no assurance that a Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as a Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Any change in the Treaty’s application could have a material adverse effect on the returns of a Fund.  Further, it is possible that the Indian tax authorities may seek to take the position that a Subsidiary is not entitled to the benefits of the Treaty.  It is currently not clear whether income from a Subsidiary will be classified as “capital gains” income or as “business income” under Indian law.  However, this distinction should not affect the ultimate tax consequences to a Subsidiary or a Fund.  Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as a Subsidiary does not have a permanent establishment in India. Each Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Subsidiary as a beneficiary of the Treaty.  Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Subsidiary is less than 18% of its book profits, then the Subsidiary would be deemed to owe taxes of 18% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated April 2, 2012 to the Prospectuses dated July 29, 2011, for

EGShares GEMS Composite ETF
EGShares Basic Materials GEMS ETF
EGShares Consumer Goods GEMS ETF
EGShares Consumer Services GEMS ETF
EGShares Energy GEMS ETF
EGShares Financials GEMS ETF
EGShares Health Care GEMS ETF
EGShares Industrials GEMS ETF
EGShares Technology GEMS ETF
EGShares Telecom GEMS ETF
EGShares Utilities GEMS ETF
EGShares Emerging Markets Metals & Mining ETF
EGShares Emerging Markets Consumer ETF
(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Fund Summaries – Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

The disclosure under the heading “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – Investment Risks – Mauritius Subsidiary (All Funds)” is replaced with the following:

Mauritius Subsidiary (All Funds)  Each Fund may conduct its investment activities in India through its Subsidiary, which is a wholly owned subsidiary of the Fund in the Republic of Mauritius, and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. The Supreme Court of India has upheld the validity of the taxation treaty between India and Mauritius in response to a challenge in a lower court contesting the treaty’s applicability to entities such as the Funds; however, there can be no assurance that any future challenge will result in a favorable outcome. In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated. There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty in its applicability to the Subsidiary, any assertion that the Subsidiary is in violation of certain proposed anti-avoidance rules, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India, which could reduce the return to a Fund on its investments.

EGA EMERGING GLOBAL SHARES TRUST

Supplement dated April 2, 2012 to the to the Prospectus dated June 10, 2011 as revised August 4, 2011 for
EGShares Low Volatility Emerging Markets Dividend ETF and to the
Prospectuses dated June 10, 2011, as revised August 1, 2011, for EGShares India Consumer ETF
EGShares India Financials ETF
EGShares India Health Care ETF
EGShares India Industrials ETF
EGShares India Technology ETF
EGShares India Basic Materials ETF
EGShares India Energy ETF
EGShares Low Volatility India Dividend ETF
EGShares Low Volatility Emerging Markets Dividend ETF
EGShares Emerging Markets Food and Agriculture ETF
(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Prospectuses.

The following is added to the end of the disclosure under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

The disclosure under the heading “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – Investment Risks – Mauritius Subsidiary (All Funds)” is replaced with the following:

Mauritius Subsidiary (All Funds)  Each Fund conducts its investment activities in India through its Subsidiary, which is a wholly owned subsidiary of the Fund in the Republic of Mauritius, and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. The Supreme Court of India has upheld the validity of the taxation treaty between India and Mauritius in response to a challenge in a lower court contesting the treaty’s applicability to entities such as the Funds; however, there can be no assurance that any future challenge will result in a favorable outcome. In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated. There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty in its applicability to the Subsidiary, any assertion that the Subsidiary is in violation of certain proposed anti-avoidance rules, or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition of various taxes on the Subsidiary by India, which could reduce the return to each Fund on its investments.

The disclosure under the heading “Mauritius Tax Status” is replaced in its entirety with the following:

Each Fund conducts its investment activities in India through its Subsidiary, which is a wholly owned subsidiary of the Fund.  Each Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes.  As a tax resident of Mauritius, each Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”).  In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003.  Each Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.  Each Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, each Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by a Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, a Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Subsidiary to the Fund are exempt from Mauritius tax. Provided that a Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by a Subsidiary is as follows:

(i) Long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India.

(ii) Short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty.  Absent the treaty the Indian tax  rate on short-term capital gains realized from sale of investments held for 12 months or less is 15%.  Legislative proposals have proposed to classify capital gains as short-term or long-term based on how long an investment is held from the end of the financial year in which it is acquired, effectively increasing the holding period to obtain long-term capital gain treatment.

(iii) Dividends from Indian companies are paid to a Subsidiary free of Indian tax.

(iv) Any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Subsidiary endeavors to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius.  Accordingly, management believes that each Subsidiary should be able to obtain the benefits of the Treaty, which ultimately benefits the Funds.  However, there can be no assurance that a Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as a Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Any change in the Treaty’s application could have a material adverse effect on the returns of a Fund.  Further, it is possible that the Indian tax authorities may seek to take the position that a Subsidiary is not entitled to the benefits of the Treaty.  It is currently not clear whether income from a Subsidiary will be classified as “capital gains” income or as “business income” under Indian law.  However, this distinction should not affect the ultimate tax consequences to a Subsidiary or a Fund.  Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as a Subsidiary does not have a permanent establishment in India. Each Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Subsidiary as a beneficiary of the Treaty.  Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Subsidiary is less than 18% of its book profits, then the Subsidiary would be deemed to owe taxes of 18% (plus surcharges)

of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.